VGOF-P32 08/24

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED AUGUST 21, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective August 21, 2024, the following supersedes any and all disclosure to the contrary in the fund’s Summary Prospectus (as applicable), Prospectus and SAI:

a.

The investment professionals primarily responsible for the day-to-day management of Western Asset Total Return ETF are Messrs. Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni, and Julien A. Scholnick.

b.

The investment professionals primarily responsible for the day-to-day management of Western Asset Short-Term Bond Fund and Western Asset Intermediate Bond Fund are Messrs. Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, Nicholas Mastroianni, and Julien A. Scholnick.

c.

The investment professionals primarily responsible for the day-to-day management of Western Asset SMASh Series Core Completion Fund are Messrs. Michael C. Buchanan, Ryan K. Brist, Kevin J. Ritter, and Julien A. Scholnick.

d.

The investment professionals primarily responsible for the day-to-day management of Western Asset SMASh Series Core Plus Completion Fund are Messrs. Michael C. Buchanan, Ryan K. Brist, Kevin J. Ritter, Walter E. Kilcullen, and Julien A. Scholnick.

e.

The investment professionals primarily responsible for the day-to-day management of Western Asset Core Plus VIT Portfolio, Western Asset Core Bond Fund and Western Asset Core Plus Bond Fund are Messrs. Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.

f.	The investment professionals primarily responsible for the day-to-day management of Western Asset Inflation Indexed Plus Bond Fund are Messrs. Michael C. Buchanan, Amit Chopra, and Frederick R. Marki.

g.

The investment professionals primarily responsible for the day-to-day management of Western Asset Macro Opportunities Fund are Messrs. Gordon Brown, Michael C. Buchanan, Prashant Chandran, Amit Chopra, and Mark S. Lindbloom.

h.

The investment professionals primarily responsible for the day-to-day management of Western Asset Total Return Unconstrained Fund are Messrs. Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki, and Julien A. Scholnick.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

Western Asset Total Return ETF	August 1, 2024

LEGG MASON PARTNERS INCOME TRUST

Western Asset Short-Term Bond Fund	May 1, 2024

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset SMASh Series Core Completion Fund	July 1, 2024

Western Asset SMASh Series Core Plus Completion Fund	May 1, 2024

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	May 1, 2024

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2024

Western Asset Core Plus Bond Fund	May 1, 2024

Western Asset Inflation Indexed Plus Bond Fund	May 1, 2024

Western Asset Intermediate Bond Fund	September 29, 2023

Western Asset Macro Opportunities Fund	March 1, 2024

Western Asset Total Return Unconstrained Fund	September 29, 2023

Please retain this supplement for future reference.

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